Condensed Consolidated Balance Sheet [Parenthetical] (USD $)	Jul. 31, 2011	Oct. 31, 2010
Unamortized discount on convertible notes payable, current (in dollars)	$ 72,055	$ 44,902
Unamortized discount on convertible notes payable, noncurrent (in dollars)	$ 0	$ 55,138
preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
preferred stock, shares authorized	2,600,000	2,600,000
preferred stock, shares issued	2,600,000	2,600,000
preferred stock, shares outstanding	2,600,000	2,600,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	352,538,521	177,941,922
Common stock, shares outstanding	352,538,521	177,941,922